Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 5,434,867	$ 5,215,612
Fair value	(19,558)	(3,982)
Structured settlement annuities | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 231,491	$ 169,386
Structured settlement annuities | Minimum | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ultimate reinvestment spreads	1.298%	1.298%
Structured settlement annuities | Maximum | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ultimate reinvestment spreads	2.036%	2.186%
Structured settlement annuities | Weighted average | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ultimate reinvestment spreads	1.657%	1.693%
Equity-indexed and forward starting options in life and annuity product contracts | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ (14,239)
Equity-indexed and forward starting options in life and annuity product contracts | Minimum | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Projected option cost	3.90%
Equity-indexed and forward starting options in life and annuity product contracts | Maximum | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Projected option cost	4.20%
Equity-indexed and forward starting options in life and annuity product contracts | Weighted average | Stochastic cash flow model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Projected option cost	4.00%